Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss	$ (9,688,499)	$ (10,727,434)	$ (21,464,771)	$ (24,992,296)
Depreciation expense	24,152	33,724	68,756	95,368
Stock-based compensation expense	383,063	585,484	1,115,154	528,644
Government contract receivable	0	126,638	659,409	(659,409)
Prepaid expenses and other current assets	1,200,111	259,618	(414,544)	(352,047)
Accounts payable and accrued expenses	885,349	(578,108)	(1,465,596)	(412,549)
Total adjustments	2,492,675	427,356	(9,198)	316,785
Net cash used in operating activities	(7,195,824)	(10,300,078)	(21,473,969)	(24,675,511)
Purchase of equipment	0	(27,612)	(27,612)	(20,653)
Net cash used in investing activities	0	(27,612)	(27,612)	(20,653)
Net proceeds from sale of common stock and warrants	5,272,981	7,914,402	18,924,172	21,398,383
Net proceeds from warrant exercises	1,980,524	209	156,209	2,367,133
Net cash provided by financing activities	7,253,505	7,914,611	19,080,381	23,750,516
Net increase (decrease) in cash and cash equivalents	57,681	(2,413,079)	(2,421,200)	(945,648)
Cash and cash equivalents at beginning of period	3,085,741	5,506,941	5,506,941	6,452,589
Cash and cash equivalents at end of period	$ 3,143,422	$ 3,093,862	$ 3,085,741	$ 5,506,941